Basis of preparation and material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Disclosure of inputs to methods used to measure contracts within scope of IFRS 17	The key differences between IFRS 4 and IFRS 17 are summarised in the following table:

	IFRS 4	IFRS 17
Balance sheet
–Insurance contract liabilities for non-linked life insurance contracts are calculated by local actuarial principles.
Liabilities under unit-linked life insurance contracts are at least equivalent to the surrender or transfer value, by
reference to the value of the relevant underlying funds or
indices. Grouping requirements follow local regulations.
–An intangible asset for the PVIF is recognised,
representing the upfront recognition of future profits
associated with in-force insurance contracts.

–Insurance contract liabilities are measured for groups of
insurance contracts at current value, comprising the fulfilment cash flows and the CSM.
–The fulfilment cash flows comprise the best estimate of the present value of the future cash flows, together with a risk adjustment for non-financial risk.
–The CSM represents the unearned profit.

Profit emergence/ recognition
–The value of new business is reported as revenue on
Day 1 as an increase in PVIF.
–The impact of the majority of assumption changes is
recognised immediately in the income statement.
–Variances between actual and expected cash flows are
recognised in the period they arise.

–The CSM is systematically recognised in revenue as services are provided over the expected coverage period of the group of contracts (i.e. no Day 1 profit).
–Contracts are measured using the general measurement model
(‘GMM’) or the variable fee approach (‘VFA’) model for
insurance contracts with direct participation features upon
meeting the eligibility criteria. Under the VFA model, the
Group’s share of the investment experience and assumption
changes are absorbed by the CSM and released over time to
profit or loss. For contracts measured under GMM, the Group’s share of the investment volatility is recorded in profit or loss as it arises.
–Losses from onerous contracts are recognised in the income
statement immediately.

Investment return assumptions (discount rate)	–PVIF is calculated based on long-term investment return assumptions based on assets held. It therefore includes investment margins expected to be earned in future.
–Under the market consistent approach, expected future
investment spreads are not included in the investment return assumption. Instead, the discount rate includes an illiquidity premium that reflects the nature of the associated insurance contract liabilities.

Expenses
–Total expenses to acquire and maintain the contract over
its lifetime are included in the PVIF calculation.
–Expenses are recognised across operating expenses and
fee expense as incurred and the allowances for those
expenses are released from the PVIF simultaneously.

–Projected lifetime expenses that are directly attributable costs are included in the insurance contract liabilities and recognised in the insurance service result.
–Non-attributable costs are reported in operating expenses.

Origination of CRR	The quantitative measure of significance varies depending on the credit quality at origination as follows:

Origination CRR	Significance trigger – PD to increase by
0.1–1.2	15bps
2.1–3.3	30bps
For these loans, the quantitative comparison is supplemented with additional CRR deterioration-
based thresholds, as set out in the table below:

Origination CRR	Additional significance criteria – number of CRR grade notches deterioration required to identify as significant credit deterioration (stage 2) (> or equal to)
0.1	5 notches
1.1–4.2	4 notches
4.3–5.1	3 notches
5.2–7.1	2 notches
7.2–8.2	1 notch
8.3	0 notch

Regulatory Capital, IFRS 9 Recalibration	HSBC makes use of the IRB framework where possible, with recalibration to meet the differing IFRS 9 requirements as set out in the following table:

Model	Regulatory capital	IFRS 9
PD	–Through the cycle (represents long-run average PD throughout a full economic cycle) –The definition of default includes a backstop of 90+ days past due	–Point in time (based on current conditions, adjusted to take into account estimates of future conditions that will impact PD) –Default backstop of 90+ days past due for all portfolios
EAD	–Cannot be lower than current balance	–Amortisation captured for term products
LGD
–Downturn LGD (consistent losses expected to be suffered
during a severe but plausible economic downturn)
–Regulatory floors may apply to mitigate risk of underestimating downturn LGD due to lack of historical data
–Discounted using cost of capital
–All collection costs included

–Expected LGD (based on estimate of loss given default
including the expected impact of future economic conditions
such as changes in value of collateral)
–No floors
–Discounted using the original effective interest rate of the loan
–Only costs associated with obtaining/selling collateral included

Other		–Discounted back from point of default to balance sheet date